DREMAN CONTRARIAN FUNDS

Dreman High Opportunity Fund
Dreman Contrarian Mid Cap Value Fund
Dreman Contrarian Small Cap Value Fund
Dreman Market Over-Reaction Fund
Dreman Contrarian International Value Fund

Supplement dated September 30, 2010 to the Prospectus dated March 1, 2010

The following information supplements and clarifies the information found in the current prospectus.

Dreman High Opportunity Fund

The High Opportunity Fund may invest in American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”) that are traded on U.S. markets.  The Fund will not invest in European Depository Receipts (“EDRs”).

Dreman Contrarian Mid Cap Value Fund

1.  The Mid Cap Fund invests primarily in equity securities of mid-capitalizations companies, which the Advisor defines as companies with market capitalizations ranging from $2 billion to $15 billion, determined at the time of purchase.

2.  The Mid Cap Value Fund may invest in American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”) that are traded on U.S. markets.  The Fund will not invest in European Depository Receipts (“EDRs”).

Dreman Contrarian Small Cap Value Fund

1.  The Small Cap Value Fund may invest in closed-end funds.  Such investments are subject to the following risks:

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Closed-End Fund Risk.  The amount of public information available about closed-end funds is generally less than for mutual funds.  Consequently, the Advisor may make investment decisions based on information that is incomplete or inaccurate.  In addition, because closed-end funds are not redeemable at the holder’s option, such funds typically trade primarily on the secondary market.  The secondary market for non-exchange listed funds tends to be less liquid, which may adversely affect the Fund’s ability to sell its securities at attractive prices.  In addition, such securities may be subject to increased price volatility.  The market price of a closed-end fund’s shares may be affected by its dividend or distribution levels (which are dependent, in part, on expenses), stability of dividends or distributions, general market and economic conditions, and other factors beyond the control of a closed-end fund.  The foregoing factors may result in the market price of the shares of the closed-end fund being greater than, less than, or equal to, the closed-end fund’s net asset value.  This means that a closed-end fund’s shares may trade at a discount to (or below) its net asset value.

2.  The Small Cap Fund intends to remain substantially invested in equity securities.  However, the Fund may invest up to 20% of its assets in fixed income securities if the Advisor believes that a company’s fixed income securities offer more potential for long-term total return with less risk than an investment in its equity securities.  Investments in fixed income securities are subject to the following risks:

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Fixed Income Securities Risks.  The issuer of a fixed income security may not be able to make interest and principal payments when due.  Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.  If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.  As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease.  A nominal interest rate is the sum of a real interest rate and an expected inflation rate.  Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Dreman Market Over-Reaction Fund

1.  The Over-Reaction Fund may invest in American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”) that are traded on U.S. markets.  The Fund will not invest in European Depository Receipts (“EDRs”).

2.  The Over-Reaction Fund intends to remain primarily invested in equity securities.  However, the Fund may invest up to 20% of its assets in fixed income securities if the Advisor believes that a company’s fixed income securities offer more potential for long-term total return with less risk than an investment in its equity securities.

Dreman Contrarian International Value Fund

1.  Under normal market conditions, the Fund will invest at least 80% of its assets, determined at the time of purchase, in equity securities of issuers located outside of the U.S. The Fund may invest up to 50% of its assets in equity securities issued by companies in “emerging markets.”

2.  On occasion, the Advisor may invest up to 20% of the assets of the Fund in fixed income securities, including corporate debt securities, if the Advisor anticipates that interest rate changes in the marketplace may cause the value of the securities held to appreciate.  In addition, the Advisor may invest in excess of 20% of the Fund’s assets in fixed income securities if the Advisor believes that the equity markets currently pose an unreasonable degree of risk and therefore the Advisor is taking a temporary defensive posture.  The Fund may invest up to 10% of its assets in lower-rated securities or comparable unrated securities.  Investments in fixed income securities are subject to the following risks:

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Fixed Income Securities Risks.  The issuer of a fixed income security may not be able to make interest and principal payments when due.  Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.  If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.  As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease.  A nominal interest rate is the sum of a real interest rate and an expected inflation rate.  Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

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This Supplement and the Prospectus dated March 1, 2010 provide information that you should know before investing in the Funds and should be retained for future reference.  Additional information is included in the Statement of Additional Information for the Funds dated March 1, 2010, as supplemented, which has been filed with the Securities and Exchange Commission and which is incorporated herein by reference.  These documents are available upon request and without charge by calling Shareholder Services at (800) 247-1014.

DREMAN CONTRARIAN FUNDS

Dreman High Opportunity Fund
Dreman Contrarian Mid Cap Value Fund
Dreman Contrarian Small Cap Value Fund
Dreman Market Over-Reaction Fund
Dreman Contrarian International Value Fund

Supplement dated September 30, 2010 to the Statement of Additional Information
dated March 1, 2010

The following information supplements and clarifies the information found in the current Statement of Additional Information.

Dreman High Opportunity Fund

Subject to the restrictions and limitations of the Investment Company Act of 1940, the Fund may invest in other investment companies, including mutual funds and exchange-traded funds (“ETFs”).  The Fund will not invest in closed-end funds.

Dreman Contrarian Mid Cap Value Fund

1.  Under normal circumstances, the Mid Cap Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities of mid-capitalization companies, which the Advisor defines as companies with market capitalizations ranging from $2 billion to $15 billion, determined at the time of purchase.

2.  Subject to the restrictions and limitations of the Investment Company Act of 1940, the Fund may invest in other investment companies, including mutual funds and exchange-traded funds (“ETFs”).  The Fund will not invest in closed-end funds.

Dreman Contrarian International Value Fund

Under normal market conditions, the Fund will invest at least 80%, determined at the time of purchase, of its assets in equity securities of issuers located outside of the U.S. The Fund may invest up to 50% of its assets in equity securities issued by companies in “emerging markets.”

All Funds

The information in the current Statement of Additional Information is modified to reflect that Ms. Yvonne I. Pytlik, CPA is the Chief Compliance Officer for Dreman Contrarian Funds.  Additional information regarding Ms. Pytlik is found below.  Ms. Pytlik receives no compensation from the Trust or from any of the Funds.

Name, Address and Age	Term of Office and Length of Time Served	Position(s) Held With the Trust	Principal Occupation(s) During Past 5 Years
Yvonne I. Pytlik, CPA c/o Contrarian Services Corp. Harborside Financial Center Plaza 10, Suite 800 Jersey City, NJ 07311 (age: 49)	Since June, 2010	Chief Compliance Officer
Chief Compliance Officer, Dreman Value Management, LLC (June 2010 to Present); Managing Partner, Global Compliance Risk Management Corp. (2008 to present); Director and Deputy Head of Global Compliance Division, Deutsche Bank (2007 to 2008); Director of Compliance/Asset Management Division, Deutsche Bank (2004 to 2007); Vice President of Risk Management and Corporate Audit, Deutsche Bank (2000-2004).

The Proxy Voting Policy and Procedures of Dreman Value Management, investment advisor for each Fund, have been revised.  The following replaces the information found in Appendix A of the Statement of Additional Information.

APPENDIX A

I.	PROXY VOTING POLICY AND PROCEDURES

A.	Policy.
Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When DVM has discretion to vote the proxies of its Clients, it will vote those proxies in the best interest of its Clients and in accordance with these policies and procedures.

B.	Proxy Voting Procedures.
All proxies received by Dreman Value Management, LLC will be sent to the VP of Operations, or their designate. The person that receives the proxy will:

1.	Keep a record of each proxy received.
2.         Forward the proxy to both the Portfolio Manager and DVM’s Chief Investment Officer (the “CIO”).

3.         Determine which accounts managed by DVM holds the security to which the proxy relates.

4.         Provide the Portfolio Manager and the CIO with a list of accounts that hold the security, together with the number of votes each account controls (reconciling any duplications), and the date by which DVM must vote the proxy in order to allow enough time for the completed proxy to be returned to the issuer prior to the vote taking place.

5.         Absent material conflicts (see Section V), the Portfolio Manager and CIO will determine how DVM should vote the proxy. The Portfolio Manager and the CIO will send their decision on how Dreman Value Management, LLC will vote the proxy to the VP of Operations. The person receiving the instructions is responsible for completing the proxy and mailing the proxy in a timely and appropriate manner.

6.         DVM may retain a third party to assist it in coordinating and voting proxies with respect to Client securities. If so, the VP of Operations shall monitor the third party to assure that all proxies are being properly voted and appropriate records are being retained.

7.         Where a Client specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, DVM will not vote the securities and will direct the relevant custodian to send the proxy material directly to the Client. If any proxy material is received by DVM for such account, it will promptly be forwarded to the Client or specified third party.

8.         DVM shall promptly provide to each investment company Client for which it has discretion to vote proxies, any and all information necessary for such investment company Client, or its investment adviser or administrator, to timely file its Form N-PX under the 1940 Act. Form N-PX will provide information concerning each matter relating to a portfolio security considered at any shareholder meeting with respect to which an investment company Client was entitled to vote. Each Form N-PX will need to be filed no later than August 31st of each year, and will cover all proxy votes with respect to which a mutual fund was entitled to vote for the period July 1st through June 30th. DVM shall maintain and provide the following information concerning any shareholder meetings with respect to which an investment company Client was entitled to vote:

•	the name of the issuer of the portfolio security;

•	the exchange ticker symbol of the portfolio security1

•	the CUSIP number of the portfolio security1;

•	the shareholder meeting date;

•	a brief description of the matter voted on;

•	whether the matter was put forward by the issuer or a shareholder;

•	whether the investment company Client voted;

•	how the investment company Client cast its vote; and

•	whether the investment company Client cast its vote for or against management.

C.	Voting Guidelines.
In the absence of specific voting guidelines from a Client, DVM will vote proxies in the best interest of each particular Client, which may result in different voting results for proxies for the same issuer. DVM believes that voting proxies in accordance with the following guidelines is in the best interest of its Client.

Generally, DVM will vote in favor of routine corporate housekeeping proposals, including election of directors (where no corporate governance issues are implicated), selection of auditors, and increases in or reclassification of common stock.

Generally, DVM will vote against proposals that make it more difficult to replace members of the issuer’s board of directors, including proposals to stagger the board, cause management to be overrepresented on the board, introduce cumulative voting, introduce unequal voting rights, and create supermajority voting.

For other proposals, DVM shall determine whether a proposal is in the best interest of its Clients and may take into account the following factors, among others:

1.         Whether the proposal was recommended by management and DVM’s opinion of management;

2.         Whether the proposal acts to entrench existing management; and

3.         Whether the proposal fairly compensates management for past and future performance.

DVM reserves the right to add to these factors as it deems necessary in order to ensure that further categories of proposals are covered and that the general principles in determining how to vote all proxies are fully stated.

D.	Conflicts of Interest.
The Compliance Officer will identify any conflicts that exist between the interest of DVM and its Clients. This examination will include a review of the relationship of DVM and its affiliates with the issuer of each security to determine if the issuer is a Client of DVM or an affiliate of DVM or has some other relationship with DVM or a Client of DVM.

If a material conflict exist, DVM will determine whether voting in accordance with the voting guidelines and factors described above is in the best interest of the Client. DVM will also determine whether it is appropriate to disclose the conflict to the affected Clients and, except in the case of Clients that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), give the Clients the opportunity to vote their proxies themselves. In the case of ERISA Clients, if the Investment Management Agreement reserves to the ERISA Client the authority to vote proxies when DVM determines it has a material conflict that affects its best judgment as an ERISA fiduciary, DVM will give the ERISA Client the opportunity to vote the proxies themselves.

E.	Disclosure.
DVM will disclose in its Form ADV, Part II that Clients may contact the CCO via e-mail or telephone at Compliancegroup@Dreman.com or 201-793-2026 in order to obtain information on how DVM voted such Client’s proxies, and to request a copy of these policies and procedures. If a Client requests this information, the CCO will prepare a written response to the Client that lists, with respect to each voted proxy that the Client has inquired about, (1) the name of the issuer; (2) the proposal voted upon and (3) how DVM voted the Client’s proxy.

A concise summary of these Proxy Voting Policies and Procedures will be included in DVM’s Form ADV, Part II, and will be updated whenever these policies and procedures are updated. The CCO or his designee will arrange for a copy of this summary to be sent to all existing Clients, either as a separate mailing or along with a periodic account statement or other correspondence sent to Clients.

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Shareholders should read this supplement in conjunction with the Statement of Additional Information, as well as the Funds’ prospectus.  These documents provide information that you should know before investing, and should be retained for future reference.  These documents are available upon request and without charge by calling Shareholder Services at (800) 247-1014.